Share-Based Compensation, Stock Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
$31.00 - $31.25 [Member]
Share-Based Compensation [Abstract]
Exercise price, lower range limit (in dollars per share)	$ 31.00
Exercise price, upper range limit (in dollars per share)	$ 31.25
Options outstanding, number of shares (in shares) | shares	1,400
Options outstanding, weighted average remaining contractual life	4 years 3 months 18 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 31.18
Options exercisable, number of shares (in shares) | shares	1,400
Options exercisable, weighted average exercise price (in dollars per share)	$ 31.18
$45.25 - $46.25 [Member]
Share-Based Compensation [Abstract]
Exercise price, lower range limit (in dollars per share)	45.25
Exercise price, upper range limit (in dollars per share)	$ 46.25
Options outstanding, number of shares (in shares) | shares	1,063
Options outstanding, weighted average remaining contractual life	1 year
Options outstanding, weighted average exercise price (in dollars per share)	$ 45.63
Options exercisable, number of shares (in shares) | shares	1,063
Options exercisable, weighted average exercise price (in dollars per share)	$ 45.63
$31.00 - $46.25 [Member]
Share-Based Compensation [Abstract]
Exercise price, lower range limit (in dollars per share)	31.00
Exercise price, upper range limit (in dollars per share)	$ 46.25
Options outstanding, number of shares (in shares) | shares	2,463
Options outstanding, weighted average remaining contractual life	2 years 10 months 24 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 37.41
Options exercisable, number of shares (in shares) | shares	2,463
Options exercisable, weighted average exercise price (in dollars per share)	$ 37.41